Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

14.Property, plant and equipment

Reconciliation of carrying amount

	Freehold land	Plant and	Right-of-use	Mine
US$ thousand	and buildings	equipment	assets	development	Total
Cost
Balance as of 1 January 2023	—	—	—	—	—
Acquired through business combination	8,559	293,348	395	913,961	1,216,263
Additions	—	7,725	18,254	17,100	43,079
Disposals	—	(16,564)	—	—	(16,564)
Other movements*	—	—	—	(1,204)	(1,204)
Balance as of 31 December 2023	8,559	284,509	18,649	929,857	1,241,574

Accumulated depreciation
Balance as of 1 January 2023	—	—	—	—	—
Depreciation for the period	338	11,290	2,077	32,954	46,659
Balance as of 31 December 2023	338	11,290	2,077	32,954	46,659

Carrying amounts
As of 1 January 2022	—	—	—	—	—
As of 31 December 2022	—	—	—	—	—
As of 31 December 2023	8,221	273,219	16,572	896,903	1,194,915

*Other movements consists of decrease in rehabilitation.

As part of the acquisition of CMPL, the Group recognized property, plant and equipment of $1,216,263 thousand (Refer Note 26). All property, plant and equipment is located in Australia. In addition, exploration & evaluation expenditure of $17,918 thousand was recognized as part of the acquisition.

As part of a sale and leaseback arrangement for certain underground equipment, the Group recognized ROU asset amounting to $15,733 thousand (Refer Note 17).

No impairment loss was recognized for the year ended on 31 December 2023 as no indicators of impairment were identified.

Depreciation charges on right-of-use assets are made up of right-of-use plant and equipment depreciation of $1,876 thousand and leased buildings depreciation of $201 thousand.

Exploration and evaluation expenditure immediately expensed to cost of goods sold in the statement of profit or loss and other comprehensive income amounted to $1,438 thousand (2022: $nil).